UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2022 to December 31, 2022

Date of Report (Date of earliest event reported)

January 27, 2023

SMBC Rail Services LLC

(Exact name of securitizer as specified in its charter)

025-01867	0001634193
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Tim Stevens, (312) 559-4806

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02. Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report.

Item 1.03. Notice of Termination of Duty to File Reports under Rule 15Ga-1

Neither SMBC Rail Services LLC nor any of its affiliates have any asset-backed securities outstanding. The date of the last payment on the last asset-backed security outstanding that was issued by SMBC Rail Services LLC or an affiliate thereof was December 15, 2022.

Pursuant to Rule 15Ga-1(c)(3), SMBC Rail Services LLC hereby provides notice that its duty under Rule 15Ga-1(c)(2) to file periodically the disclosures required by Rule 15Ga-1(a) is terminated.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SMBC Rail Services LLC
(Securitizer)

By:	/s/ Tim Stevens
Name: Tim Stevens
Title: Chief Risk Officer

Date: January 27, 2023